Consolidated statement of changes in equity - USD ($) $ in Millions	Shareholders' equity	Share capital	Share premium	Retained earnings	Translation reserve	Available-for-sale securities reserves	Non-controlling interests	Total
Reserves
Profit for the year	$ 2,877			$ 2,877			$ 4	$ 2,881
Exchange movements on foreign operations and net investment hedges net of related tax	(33)				$ (33)		1	(32)
Net unrealised valuation movements net of related change in amortisation of deferred acquisition costs and related tax	(1,446)					$ (1,446)		(1,446)
Shareholders' share of actuarial gains and losses on defined benefit pension schemes net of related tax	21			21				21
Total other comprehensive income (loss)	(1,458)			21	(33)	(1,446)	1	(1,457)
Total comprehensive income for the year from continuing operations	1,419			2,898	(33)	(1,446)	5	1,424
Total comprehensive income from discontinued operations	537			1,218	(681)			537
Total comprehensive income for the year	1,956			4,116	(714)	(1,446)	5	1,961
Dividends	(1,662)			(1,662)				(1,662)
Reserve movements in respect of share-based payments	92			92				92
Effect of transactions relating to non-controlling interests							9	9
Movements in respect of option to acquire non-controlling interests	(146)			(146)				(146)
Share capital and share premium
New share capital subscribed	23	$ 1	$ 22					23
Foreign exchange translation differences due to change in presentation currency	(165)	(10)	(155)					(165)
Treasury shares
Movement in own shares in respect of share-based payment plans	39			39				39
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	69			69				69
Net increase (decrease) in equity	206	(9)	(133)	2,508	(714)	(1,446)	14	220
Balance at beginning of year at Dec. 31, 2017	21,762	175	2,635	19,309	(1,336)	979	9	21,771
Balance at end of year at Dec. 31, 2018	21,968	166	2,502	21,817	(2,050)	(467)	23	21,991
Reserves
Profit for the year	1,944			1,944			9	1,953
Exchange movements on foreign operations and net investment hedges net of related tax	135				135		2	137
Net unrealised valuation movements net of related change in amortisation of deferred acquisition costs and related tax	2,679					2,679		2,679
Shareholders' share of actuarial gains and losses on defined benefit pension schemes net of related tax	(89)			(89)				(89)
Total other comprehensive income (loss)	2,725			(89)	135	2,679	2	2,727
Total comprehensive income for the year from continuing operations	4,669			1,855	135	2,679	11	4,680
Total comprehensive income from discontinued operations	1,710			(1,098)	2,808			1,710
Total comprehensive income for the year	6,379			757	2,943	2,679	11	6,390
Demerger dividend in specie of M&G plc	(7,379)			(7,379)				(7,379)
Dividends	(1,634)			(1,634)				(1,634)
Reserve movements in respect of share-based payments	64			64				64
Effect of transactions relating to non-controlling interests	(143)			(143)			158	15
Share capital and share premium
New share capital subscribed	22		22					22
Foreign exchange translation differences due to change in presentation currency	107	6	101					107
Treasury shares
Movement in own shares in respect of share-based payment plans	38			38				38
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	55			55				55
Net increase (decrease) in equity	(2,491)	6	123	(8,242)	2,943	2,679	169	(2,322)
Balance at end of year at Dec. 31, 2019	19,477	172	2,625	13,575	893	2,212	192	19,669
Reserves
Profit for the year	2,118			2,118			67	2,185
Exchange movements on foreign operations and net investment hedges net of related tax	239				239		(6)	233
Net unrealised valuation movements net of related change in amortisation of deferred acquisition costs and related tax	300					300	(8)	292
Total other comprehensive income (loss)								525
Total comprehensive income for the year from continuing operations								2,710
Total comprehensive income for the year	2,657			2,118	239	300	53	2,710
Dividends	(814)			(814)			(18)	(832)
Reserve movements in respect of share-based payments	89			89				89
Effect of transactions relating to non-controlling interests	(484)			(484)			1,014	530
Share capital and share premium
New share capital subscribed	13	1	12					13
Treasury shares
Movement in own shares in respect of share-based payment plans	(60)			(60)				(60)
Net increase (decrease) in equity	1,401	1	12	849	239	300	1,049	2,450
Balance at end of year at Dec. 31, 2020	$ 20,878	$ 173	$ 2,637	$ 14,424	$ 1,132	$ 2,512	$ 1,241	$ 22,119